Property And Equipment, Net	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Property And Equipment, Net
9	PROPERTY AND EQUIPMENT, NET
Property and equipment consist of the following:

	As of
	December 31, 2021	June 30, 2022
	RMB	RMB	US$
		(unaudited)
Machinery and laboratory equipment	231,289	246,389	36,785
Vehicles	2,812	2,808	419
Furniture and tools	15,723	16,756	2,502
Electronic equipment	48,068	49,937	7,455
Leasehold improvements	161,037	161,691	24,140
Construction in progress	27,555	40,062	5,981

	486,484	517,643	77,282
Accumulated depreciation	(161,046)	(216,394)	(32,307)

	325,438	301,249	44,975

Depreciation
expenses recognized for the six months ended June 30, 2021 and 2022 were
RMB20,614
,

and RMB57,953 (US$8,652), respectively.